CASH AND CASH EQUIVALENTS	12 Months Ended
Feb. 28, 2023
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

4.	CASH AND CASH EQUIVALENTS

The Company’s cash and cash equivalents include an aggregate of $4,741,854 in cashable guaranteed investment certificates (“GICs”) including accumulated interest, which earn interest at rates ranging from 4.8% - 5.2% per annum and mature between February 15, 2024 and February 27, 2024.

In addition, the Company has cashable GICs of $25,000 and $54,683 (US$40,181), which earn interest of 4.43% per annum and mature on January 10, 2024, and an additional $27,500 GIC, which earns interest at 3% per annum and matures on November 29, 2023. These cashable GICs have been assigned as security for the Company’s credit cards to the Bank of Nova Scotia and the Toronto Dominion Bank, respectively.